UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [X]; Amendment Number:  1
                                              -----
 This Amendment (Check only one.): [X] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          12-08-10
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 79
                                        ---------------

Form 13F Information Table Value Total: 143,700
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                  March 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADOBE SYSTEMS                  COM              00724F101      488    13800 SH       Sole                                      13800
AIRGAS INC.                    COM              009363102     3534    55550 SH       Sole                                      55550
AMGEN INC COM PV $0.0001       COM              031162100      533     8900 SH       Sole                                       8900
APACHE CORP                    COM              037411105     2426    23900 SH       Sole                                      23900
APPLE INC                      COM              037833100     4391    18686 SH       Sole                                      18686
ARGO GROUP INTL HLDGS LTD      COM              G0464B107      391    12000 SH       Sole                                      12000
BANK OF AMERICA CORP           COM              060505104     2728   152850 SH       Sole                                     152850
BECTON DICKENSON & CO          COM              075887109      535     6800 SH       Sole                                       6800
BHP BILLITON LTD               COM              088606108     2442    30400 SH       Sole                                      30400
BIOTECH HLDRS DEP RCPTS        COM              09067d201      605     5865 SH       Sole                                       5865
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      624    48655 SH       Sole                                      48655
BP PLC          SPON ADR       COM              055622104      205     3600 SH       Sole                                       3600
BROADCOM CORP                  COM              111320107      518    15600 SH       Sole                                      15600
BUCYRUS INTERNATIONAL INC      COM              118759109      502     7600 SH       Sole                                       7600
CELGENE CORP                   COM              151020104      555     8950 SH       Sole                                       8950
CENTURYTEL INC                 COM              156700106      245     6900 SH       Sole                                       6900
CITIGROUP INC                  COM              172967101     2819   696050 SH       Sole                                     696050
CORNING INCORPORATED           COM              219350105      535    26450 SH       Sole                                      26450
CREE INC.                      COM              225447101      520     7400 SH       Sole                                       7400
CUMMINS INC FORMERLY CUMMINSEN COM              231021106      533     8600 SH       Sole                                       8600
CURTISS WRIGHT CORP            COM              231561101      706    20300 SH       Sole                                      20300
DENDREON CORP                  COM              24823Q107      553    15150 SH       Sole                                      15150
DISH NETWORK CORPORATION       COM              25470M109     3654   175512 SH       Sole                                     175512
DOMINION RES BLACK WARRIOR     COM              25746Q108      269    19558 SH       Sole                                      19558
ECHOSTAR CORP                  COM              278768106      732    36102 SH       Sole                                      36102
EMPIRE DISTRICT ELEC CO        COM              291641108      240    13300 SH       Sole                                      13300
EOG RESOURCES INC.             COM              26875p101     2398    25800 SH       Sole                                      25800
EXXON MOBIL CORP               COM              30231g102     3192    47655 SH       Sole                                      47655
FREEPORT MCMORAN COPPER& GOLD  COM              35671d857     2565    30700 SH       Sole                                      30700
GENERAL GROWTH PPTYS INCNEW CO COM              370023103     7345   456500 SH       Sole                                     456500
GOLDMAN SACHS GROUP            COM              38141g104      529     3100 SH       Sole                                       3100
INGERSOLL RAND CO LTD A        COM              G47791101      493    14150 SH       Sole                                      14150
INTL BUSINESS MACH             COM              459200101      571     4450 SH       Sole                                       4450
IPATH S&P 500 VIX SH-TM FT     COM              06740C527      292    13900 SH       Sole                                      13900
ISHARES IBOXX $HI YLD CP BND   COM              464288513     3420    38700 SH       Sole                                      38700
MARVELL TECHNOLOGY GROUP       COM              G5876H105      523    25600 SH       Sole                                      25600
MASSEY ENERGY CO               COM              576206106     2387    45650 SH       Sole                                      45650
NAVIOS MARITIME PARTNERSL.P. C COM              y62267102     1361    77500 SH       Sole                                      77500
NEWFIELD EXPLORATION CO        COM              651290108      750    14400 SH       Sole                                      14400
NORDIC AMERICAN TANKERSHIPPING COM              g65773106      348    11500 SH       Sole                                      11500
OCCIDENTAL PETROLEUM CORP      COM              674599105     3043    36000 SH       Sole                                      36000
OSI PHARMACEUTICALS INC        COM              671040103     3978    66800 SH       Sole                                      66800
PIMCO CORPORATE OPPTY FUND     COM              72201B101      553    33475 SH       Sole                                      33475
PIMCO HIGH INCOME FUND         COM              722014107      128    10450 SH       Sole                                      10450
PIMCO INCOME OPPORTUNITY FD    COM              72202B100      230     9600 SH       Sole                                       9600
PINNACLE WEST CAPITAL CORP W/R COM              723484101      255     6750 SH       Sole                                       6750
POTASH CORP SASKATCHEWAN       COM              73755L107      513     4300 SH       Sole                                       4300
POWERSHARES FINANCIAL PFD PT   COM              73935X229      485    28004 SH       Sole                                      28004
PROGRESS ENERGY INC            COM              743263105      230     5850 SH       Sole                                       5850
SHIP FINANCE INTL LTD          COM              g81075106     1437    80900 SH       Sole                                      80900
SPDR BARCLAYS HIGH YIELD BOND  COM              78464A417     3523    88550 SH       Sole                                      88550
TEEKAY TANKERS LTD COMSTK USD0 COM              y8565n102      222    17700 SH       Sole                                      17700
TELEDYNE INC                   COM              879360105      362     8765 SH       Sole                                       8765
TEVA PHARMACEUTICAL INDS       COM              881624209     1326    21026 SH       Sole                                      21026
TEXAS INSTRUMENTS INC          COM              882508104      519    21200 SH       Sole                                      21200

                              L & S Advisors, Inc.
                                    FORM 13F
                                  March 31, 2010

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
UNITED TECHNOLOGIES CORP       COM              913017109      537     7300 SH       Sole                                       7300
VALE S.A. SPONS ADR REPR1 COM  COM              91912e105      845    26250 SH       Sole                                      26250
VMWARE INC.                    COM              928563402     2692    50500 SH       Sole                                      50500
DORCHESTER MINERALS LP         MAS              25820R105     1049    49518 SH       Sole                                      49518
ENBRIDGE ENERGY PARTNERSLP     MAS              29250r106     3010    59525 SH       Sole                                      59525
ENERGY TRANSFER PARTNERSLP UT  MAS              29273r109     5305   113200 SH       Sole                                     113200
ENTERPRISE PRODUCTS PPTNSLP    MAS              293792107     8525   246521 SH       Sole                                     246521
EV ENERGY PARTNERS LPCOM UNITS MAS              26926v107     2778    87029 SH       Sole                                      87029
INERGY L.P.                    MAS              456615103     2361    62450 SH       Sole                                      62450
KAYNE ANDERSON MLP INVTCO      MAS              486606106     1220    45411 SH       Sole                                      45411
KINDER MORGAN ENERGY PARTNERSL MAS              494550106     6805   104025 SH       Sole                                     104025
LINN ENERGY LLC UNIT REPSTGLTD MAS              536020100     3899   151575 SH       Sole                                     151575
MAGELLAN MIDSTREAM PARTNERSLP  MAS              559080106     4225    88900 SH       Sole                                      88900
MARKWEST ENERGY PARTNERSLP     MAS              570759100     3014    98350 SH       Sole                                      98350
NATURAL RES PARTNERS LP        MAS              63900P103      207     7900 SH       Sole                                       7900
ONEOK PARTNERS L P UNITLTD PAR MAS              68268n103     3852    62876 SH       Sole                                      62876
PLAINS ALL AMERICAN PIPELINELP MAS              726503105     7407   130175 SH       Sole                                     130175
SUNOCO LOGISTICS PARTNERS L.P. MAS              86764l108      990    14450 SH       Sole                                      14450
TARGA RES PARTNERS LPCOM UNIT  MAS              87611x105     3642   137375 SH       Sole                                     137375
TORTOISE ENERGY INFRASTRUCTURE MAS              89147L100      971    30869 SH       Sole                                      30869
VANGUARD NAT RES LLC COMUNIT R MAS              92205f106     2739   113970 SH       Sole                                     113970
WILLIAMS PARTNERS LP COMUNIT L MAS              96950f104     2552    63434 SH       Sole                                      63434
ISHARES S&P U.S. PFD STOCK     PFD              464288687      428    11050 SH       Sole                                      11050
CALL SPDR GOLD TRUST JAN 090                    4419167        387      184 SH       Sole                                        184